DERIVATIVE LIABILITY (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Derivative [Line Items]
Share Price	$ 0.30	$ 0.30	$ 15.00
Debt Instrument, Convertible, Conversion Price	$ 0.2625	$ 0.2625
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	143	143	143
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	4.12	4.12
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 8.61
Derivative Liability, Measurement Input term	30 days	30 days	182 days
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		4.12	0.80
Maximum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 22.50
Derivative Liability, Measurement Input term			287 days
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input			1.13